Share Based Compensation - Schedule of Stock Option Activity (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Stock Option Activity [Abstract]
Number of Options, Outstanding Beginning Balance	97,076	97,076
Weighted Average Exercise Price, Outstanding Beginning Balance	$ 20.33	$ 20.33
Number of Options, Granted	82,800
Weighted Average Exercise Price, Granted	$ 5.25
Number of Options, Exercised
Weighted Average Exercise, Price Exercised
Number of Options, Forfeited or expired
Weighted Average Exercise Price, Forfeited or expired
Number of Options, Outstanding Ending Balance	179,876	97,076
Weighted Average Exercise Price, Outstanding Ending Balance	$ 13.39	$ 20.33
Number of Options, Number of options exercisable	97,076
Weighted Average Exercise Price, Number of options exercisable	$ 20.33